Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Production and Automation Technologies [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 57,426	$ 60,025	$ 63,217
Drilling Technologies [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 24	$ 115	$ 3,010